Exceptional items - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis Of Income And Expense [Line Items]
Investigation of strategic opportunities and other items	€ 0.0	€ 18.8	€ 7.0
Restructuring activities charges	1.2	14.0	84.3
Restructuring reconfiguration charge			54.0
Supply chain reconfiguration provision			30.3
Integration costs	10.4	15.1	29.6
Costs related to transactions	0.0	3.2	4.8
Long-term incentive scheme	0.0	0.0	1.9
Other restructuring costs (credits)	0.0	0.0	(1.0)
Income from reimbursements under insurance policies	0.0	0.0	(4.3)
Income (charge) related to legacy matters	3.8	5.6	1.8
Contingent Consideration Arrangements And Indemnification Assets Recognised As Of Acquisition Date, Release of Provision	0.0	2.1
Charge associated with settlements of tax audits		3.9
Gain from reassessment of sales tax provision	0.7	4.2
Gain from reassessment of interest on sales tax provision		1.2
Gain on legacy pension plan		2.8
Gain on disposal of non-operational factory		1.3
Tax impact of exceptional items	3.2	13.8	8.8
Cash flows used relating to exceptional items	43.4	99.5	49.2
Goodfella's Pizza and Aunt Bessie's Integration Related Costs	8.3	0.0	0.0
Factory Optimization	1.6	€ 0.0	€ 0.0
La Cocinera [Member]
Analysis Of Income And Expense [Line Items]
Contingent Consideration Arrangements And Indemnification Assets Recognised As Of Acquisition Date, Release of Provision	€ 2.7